Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of The Property and Equipment (Details)	Mar. 31, 2026
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Useful lives of the property and equipment	2 years
IT Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of the property and equipment	2 years
IT Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of the property and equipment	3 years
Furniture & fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful lives of the property and equipment	3 years